UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Schedule of Investments.

Schedule of Investments April 30, 2018 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 96.4%
Consumer Discretionary - 14.6%
Dollar General	280,000	$27,028,400
Lowe's Companies	225,685	18,603,215
Omnicom Group	243,567	17,941,145
Ross Stores	162,845	13,166,018
		76,738,778
Consumer Staples - 17.3%
Altria Group	192,316	10,790,851
Conagra Brands	327,090	12,125,226
JM Smucker	186,288	21,251,735
Kroger	748,216	18,847,561
Philip Morris International	237,924	19,509,768
Procter & Gamble	123,407	8,927,263
		91,452,404
Energy - 9.5%
Chevron	124,178	15,535,909
Occidental Petroleum	244,318	18,876,009
Royal Dutch Shell - ADR	221,240	15,464,676
		49,876,594
Financials - 12.3%
Aflac	507,146	23,110,643
Marsh & McLennan Companies	255,745	20,843,218
State Street	209,427	20,896,626
		64,850,487
Health Care - 27.2% #
Abbott Laboratories	332,895	19,351,186
AmerisourceBergen	222,559	20,159,394
Amgen	142,040	24,783,139
CVS Health	340,283	23,761,962
Johnson & Johnson	126,452	15,994,914
Merck & Co.	273,972	16,128,732
UnitedHealth Group	99,456	23,511,398
		143,690,725
Industrials - 9.2%
3M	56,650	11,012,193
Illinois Tool Works	101,953	14,479,365
W.W. Grainger	81,189	22,842,525
		48,334,083
Information Technology - 6.3%
Automatic Data Processing	143,765	16,975,771
Microchip Technology	196,538	16,442,369
		33,418,140

Total Common Stocks		508,361,211
(Cost $457,941,412)

SHORT-TERM INVESTMENT - 3.7%
Invesco Treasury Portfolio, Institutional Class, 1.62% ^
(Cost $19,573,313)	19,573,313	19,573,313

Total Investments - 100.1%
(Cost $477,514,725)		527,934,524
Other Assets and Liabilites, Net - (0.1)%		(323,030)
Total Net Assets - 100.0%		$527,611,494

ADR - American Depositary Receipt
#
As of April 30, 2018, the Fund had a significant portion of its assets invested in this sector.  The Health Care sector may be more greatly impacted by changes in litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

^ The rate shown is the annualized seven day effective yield as of April 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of April 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$508,361,211	$–	$–	$508,361,211
Short-Term Investment	19,573,313	–	–	19,573,313
Total Investments	$527,934,524	$–	$–	$527,934,524

Transfers between Levels are recognized at the end of the reporting period.  During the period ended April 30, 2018, the Fund recognized no transfers to/from any Levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
James R. Arnold, President

Date June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
James R. Arnold, President

Date June 26, 2018

By (Signature and Title) /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date June 26, 2018